Janus Henderson High-Yield Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 2.2%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29ž	$2,272,793	$2,269,026
BX Commercial Mortgage Trust 2021-ARIA F, CME Term SOFR 1 Month + 2.7080%, 7.8050%, 10/15/36ž,‡	6,000,000	5,884,256
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C, 3.8173%, 1/10/37ž,‡	5,000,000	4,934,487
VASA Trust 2021-VASA F, CME Term SOFR 1 Month + 4.0145%, 9.1115%, 7/15/39ž,‡	3,083,000	1,414,945
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $14,295,098)		14,502,714
Bank Loans and Mezzanine Loans – 4.6%
Basic Industry – 0.2%
Verde Purchaser LLC, CME Term SOFR 3 Month + 4.5000%, 9.1037%, 11/30/30‡	1,382,872	1,369,334
Capital Goods – 0.6%
Foundation Building Materials Inc, CME Term SOFR 3 Month + 4.0000%, 9.2521%, 1/29/31ƒ,‡	3,568,765	3,469,803
White Cap Buyer LLC, CME Term SOFR 1 Month + 3.2500%, 8.0954%, 10/19/29‡	395,000	391,939
		3,861,742
Commercial Services – 0.3%
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 7.9599%, 12/17/28‡	1,833,813	1,822,351
Communications – 0.9%
Clear Channel International BV, 7.5000%, 4/1/27	3,126,734	3,103,283
Directv Financing LLC, CME Term SOFR 1 Month + 5.2500%, 10.2099%, 8/2/29ƒ,‡	3,260,040	3,201,979
		6,305,262
Consumer Cyclical – 0.6%
Ovg Business Services LLC, CME Term SOFR 1 Month + 3.0000%, 7.8454%, 6/25/31‡	1,490,062	1,480,748
Varsity Brands LLC, CME Term SOFR 3 Month + 3.7500%, 8.8213%, 8/26/31‡	2,625,000	2,605,864
		4,086,612
Consumer Non-Cyclical – 0.9%
Heartland Dental LLC, CME Term SOFR 1 Month + 4.5000%, 9.3454%, 4/28/28‡	4,950,984	4,859,193
LifePoint Health Inc, CME Term SOFR 3 Month + 4.7500%, 10.3157%, 11/16/28‡	808,989	807,371
		5,666,564
Technology – 1.1%
Fortress Intermediate 3 Inc, CME Term SOFR 1 Month + 3.7500%, 8.5954%, 6/27/31‡	2,613,000	2,606,467
Modena Buyer LLC, CME Term SOFR 3 Month + 4.5000%, 9.1037%, 7/1/31‡	3,846,000	3,673,738
Neptune Bidco US Inc, CME Term SOFR 3 Month + 5.0000%, 10.4040%, 4/11/29ƒ,‡	1,326,000	1,242,184
		7,522,389
Total Bank Loans and Mezzanine Loans (cost $30,991,255)		30,634,254
Corporate Bonds – 85.7%
Air Freight & Logistics – 0.2%
Air Transport Services Group Inc, 3.8750%, 8/15/29	1,485,000	1,394,563
Basic Industry – 8.0%
Algoma Steel Inc, 9.1250%, 4/15/29ž	2,435,000	2,499,552
Avient Corp, 6.2500%, 11/1/31ž	1,693,000	1,735,542
Compass Minerals International Inc, 6.7500%, 12/1/27ž,#	350,000	348,315
First Quantum Minerals Ltd, 9.3750%, 3/1/29ž	3,169,000	3,358,962
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31ž	8,898,000	8,314,333
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32ž	2,437,000	2,492,707
Mineral Resources Ltd, 9.2500%, 10/1/28ž	6,258,000	6,663,448
Novelis Corp, 3.2500%, 11/15/26ž	1,631,000	1,573,871
Olympus Water US Holding Corp, 6.2500%, 10/1/29ž,#	5,218,000	5,049,012
Olympus Water US Holding Corp, 7.2500%, 6/15/31ž	2,676,000	2,784,592
Taseko Mines Ltd, 8.2500%, 5/1/30ž	4,543,000	4,767,772
Tronox Inc, 4.6250%, 3/15/29ž	5,269,000	4,921,914
Verde Purchaser LLC, 10.5000%, 11/30/30ž	4,493,000	4,875,974
WR Grace Holdings LLC, 5.6250%, 8/15/29ž	3,523,000	3,309,447
		52,695,441

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Brokerage – 1.2%
Artec Group Inc, 10.0000%, 8/15/30ž,#	$2,920,000	$3,107,510
StoneX Group Inc, 7.8750%, 3/1/31ž	4,791,000	5,101,366
		8,208,876
Capital Goods – 11.2%
Alta Equipment Group Inc, 9.0000%, 6/1/29ž,#	4,964,000	4,445,104
Ardagh Metal Packaging SA, 4.0000%, 9/1/29ž	5,333,000	4,760,330
Bombardier Inc, 8.7500%, 11/15/30ž	3,321,000	3,646,704
Bombardier Inc, 7.2500%, 7/1/31ž,#	3,440,000	3,636,716
Builders FirstSource Inc, 6.3750%, 6/15/32ž	3,693,000	3,828,241
Foundation Building Materials Inc, 6.0000%, 3/1/29ž	1,389,000	1,223,162
Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC, 9.0000%, 2/15/29ž	4,958,000	5,173,728
LBM Acquisition LLC, 6.2500%, 1/15/29ž	1,415,000	1,338,034
MasterBrand Inc, 7.0000%, 7/15/32ž	2,402,000	2,516,905
Mauser Packaging Solutions Holding Co, 7.8750%, 4/15/27ž	2,152,000	2,223,398
Mauser Packaging Solutions Holding Co, 9.2500%, 4/15/27ž	5,855,000	6,003,565
Standard Industries Inc/NJ, 3.3750%, 1/15/31ž	11,391,000	10,147,548
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	2,504,000	2,592,777
Terex Corp, 6.2500%, 10/15/32ž	627,000	630,614
Titan International Inc, 7.0000%, 4/30/28	3,165,000	3,149,728
TransDigm Inc, 4.8750%, 5/1/29	6,295,000	6,128,962
TransDigm Inc, 6.0000%, 1/15/33ž	2,686,000	2,724,047
White Cap Parent LLC, 8.2500% (8.25% Cash or 9% PIK), 3/15/26ž,Ø	3,087,000	3,088,963
Wilsonart LLC, 11.0000%, 8/15/32ž	6,404,000	6,405,927
		73,664,453
Communications – 8.9%
Altice France SA, 5.5000%, 10/15/29ž	2,163,000	1,514,834
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31ž	7,540,000	6,648,241
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	1,537,000	1,598,746
Clear Channel Outdoor Holdings Inc, 7.8750%, 4/1/30ž	6,447,000	6,741,602
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26ž	4,047,000	4,047,000
Connect Finco Sarl / Connect US Finco LLC, 9.0000%, 9/15/29ž	3,155,000	3,053,204
CSC Holdings LLC, 11.7500%, 1/31/29ž	1,649,000	1,593,909
Directv Financing LLC, 8.8750%, 2/1/30ž	3,169,000	3,187,827
Frontier Communications Holdings LLC, 8.6250%, 3/15/31ž	5,049,000	5,443,276
Level 3 Financing Inc, 4.6250%, 9/15/27ž	1,674,000	1,474,409
Level 3 Financing Inc, 4.8750%, 6/15/29ž	1,852,486	1,556,088
Level 3 Financing Inc, 4.0000%, 4/15/31ž	2,300,000	1,673,250
Midcontinent Communications, 8.0000%, 8/15/32ž	4,864,000	4,950,662
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 6.0000%, 1/15/30ž	1,926,000	1,642,726
Univision Communications Inc, 8.0000%, 8/15/28ž	5,679,000	5,806,579
Univision Communications Inc, 4.5000%, 5/1/29ž	2,827,000	2,525,425
Univision Communications Inc, 7.3750%, 6/30/30ž	2,363,000	2,286,908
Univision Communications Inc, 8.5000%, 7/31/31ž	2,658,000	2,663,937
		58,408,623
Consumer Cyclical – 17.9%
Allied Universal Holdco LLC, 7.8750%, 2/15/31ž	3,176,000	3,244,243
Aston Martin Capital Holdings Ltd, 10.0000%, 3/31/29ž	4,607,000	4,520,749
Bath & Body Works Inc, 6.9500%, 3/1/33	3,930,000	3,979,530
Beazer Homes USA Inc, 7.5000%, 3/15/31ž,#	4,306,000	4,468,086
EG Global Finance PLC, 12.0000%, 11/30/28ž	2,966,000	3,310,237
Full House Resorts Inc, 8.2500%, 2/15/28ž	4,441,000	4,447,573
Garda World Security Corp, 7.7500%, 2/15/28ž	1,834,000	1,901,689
Garda World Security Corp, 6.0000%, 6/1/29ž,#	4,677,000	4,488,393
Garda World Security Corp, 8.2500%, 8/1/32ž	5,308,000	5,432,743
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.7500%, 5/31/32ž	3,220,000	3,295,335
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.8750%, 7/1/31ž	3,018,000	2,739,289
JB Poindexter & Co Inc, 8.7500%, 12/15/31ž	6,222,000	6,578,296
Kohl's Corp, 4.6250%, 5/1/31Ç	6,742,000	5,677,778
LGI Homes Inc, 4.0000%, 7/15/29ž	7,128,000	6,600,310
Macy's Retail Holdings LLC, 5.8750%, 4/1/29ž,#	491,000	484,616
Macy's Retail Holdings Inc, 5.8750%, 3/15/30ž	2,583,000	2,532,525
Mavis Tire Express Services Corp, 6.5000%, 5/15/29ž,#	5,079,000	4,880,421
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29ž	3,164,000	3,034,818
NCL Corporation Ltd, 7.7500%, 2/15/29ž	4,118,000	4,412,861
Penn Entertainment Inc, 4.1250%, 7/1/29ž	7,601,000	6,925,320
Station Casinos LLC, 4.6250%, 12/1/31ž	6,754,000	6,263,068

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp, 5.8750%, 5/15/25ž	$4,338,000	$4,323,502
Travel + Leisure Co, 4.6250%, 3/1/30ž	2,290,000	2,142,513
Victra Holdings LLC / Victra Finance Corp, 8.7500%, 9/15/29ž	2,616,000	2,746,671
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28ž	4,913,000	4,783,625
Wynn Macau Ltd, 5.6250%, 8/26/28ž	7,176,000	6,967,117
Wynn Macau Ltd, 5.1250%, 12/15/29ž	2,732,000	2,567,110
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	5,383,000	5,453,229
		118,201,647
Consumer Non-Cyclical – 9.4%
Amer Sports Co, 6.7500%, 2/16/31ž,#	4,857,000	4,978,789
BellRing Brands Inc, 7.0000%, 3/15/30ž	4,396,000	4,600,713
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	8,369,000	8,954,184
HLF Financing Sarl LLC / Herbalife International Inc, 12.2500%, 4/15/29ž	6,558,000	6,536,771
LifePoint Health Inc, 10.0000%, 6/1/32ž	8,888,000	9,771,174
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29ž	7,761,000	7,614,959
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	2,122,000	2,248,153
Organon Finance 1 LLC, 5.1250%, 4/30/31ž	8,495,000	8,003,321
Star Parent Inc, 9.0000%, 10/1/30ž	3,343,000	3,588,975
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	1,566,000	1,612,711
Thor Industries Inc, 4.0000%, 10/15/29ž	4,221,000	3,930,910
		61,840,660
Electric – 2.3%
Algonquin Power & Utilities Corp, US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	1,430,000	1,336,162
Alpha Generation LLC, 6.7500%, 10/15/32ž	3,019,000	3,061,560
NextEra Energy Operating Partners LP, 7.2500%, 1/15/29ž,#	1,983,000	2,090,834
TerraForm Power Operating LLC, 4.7500%, 1/15/30ž	4,781,000	4,575,599
Vistra Operations Co LLC, 7.7500%, 10/15/31ž	2,112,000	2,273,775
Vistra Operations Co LLC, 6.8750%, 4/15/32ž	2,009,000	2,113,324
		15,451,254
Electrical Equipment – 0.2%
Bloom Energy Corp, 3.0000%, 6/1/28	1,357,000	1,247,289
Energy – 6.3%
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	12,202,000	13,024,078
Howard Midstream Energy Partners LLC, 7.3750%, 7/15/32ž	6,851,000	7,095,587
Murphy Oil Corp, 6.0000%, 10/1/32	958,000	945,226
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 6.0000%, 9/1/31ž	10,214,000	9,673,409
USA Compression Partners LP / USA Compression Finance Corp, 6.8750%, 9/1/27	1,258,000	1,268,634
Venture Global LNG Inc, 8.1250%, 6/1/28ž	7,354,000	7,666,688
Venture Global LNG Inc, 9.8750%, 2/1/32ž	1,443,000	1,603,450
		41,277,072
Finance Companies – 5.2%
Enova International Inc, 9.1250%, 8/1/29ž	1,215,000	1,246,638
GGAM Finance Ltd, 5.8750%, 3/15/30ž	3,928,000	3,933,146
goeasy Ltd, 7.6250%, 7/1/29ž	5,156,000	5,341,683
Nationstar Mortgage Holdings Inc, 7.1250%, 2/1/32ž	3,204,000	3,346,094
Navient Corp, 9.3750%, 7/25/30	2,133,000	2,366,116
Navient Corp, 5.6250%, 8/1/33	2,984,000	2,647,385
OneMain Finance Corp, 4.0000%, 9/15/30	3,600,000	3,206,440
OneMain Finance Corp, 7.1250%, 11/15/31	4,985,000	5,044,890
PennyMac Financial Services Inc, 5.7500%, 9/15/31ž	4,923,000	4,825,056
Springleaf Finance Corp, 5.3750%, 11/15/29	2,476,000	2,379,367
		34,336,815
Financial Institutions – 1.6%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28ž	1,753,000	1,749,350
Burford Capital Global Finance LLC, 6.8750%, 4/15/30ž	3,529,000	3,527,536
GGAM Finance Ltd, 8.0000%, 6/15/28ž	2,080,000	2,229,463
Jefferson Capital Holdings LLC, 9.5000%, 2/15/29ž	2,976,000	3,177,448
		10,683,797
Insurance – 2.1%
Broadstreet Partners Inc, 5.8750%, 4/15/29ž	8,289,000	7,908,587
HUB International Ltd, 5.6250%, 12/1/29ž	2,087,000	2,046,913
USI Inc/NY, 7.5000%, 1/15/32ž	3,767,000	3,902,420
		13,857,920

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 1.2%
Rithm Capital Corp, 8.0000%, 4/1/29ž	$5,293,000	$5,356,023
Starwood Property Trust Inc, 6.0000%, 4/15/30ž	2,734,000	2,735,113
		8,091,136
Specialty Retail – 0.2%
Wayfair Inc, 3.2500%, 9/15/27	1,106,000	1,330,518
Technology – 4.8%
Cloud Software Group Inc, 6.5000%, 3/31/29ž	8,018,000	7,977,641
Cloud Software Group Inc, 9.0000%, 9/30/29ž	3,384,000	3,443,593
Neptune Bidco US Inc, 9.2900%, 4/15/29ž	4,804,000	4,705,758
RingCentral Inc, 8.5000%, 8/15/30ž	4,756,000	5,088,192
Rocket Software Inc, 6.5000%, 2/15/29ž	3,479,000	3,310,655
Seagate HDD Cayman, 9.6250%, 12/1/32	4,144,379	4,812,204
UKG Inc, 6.8750%, 2/1/31ž	2,094,000	2,163,732
		31,501,775
Transportation – 5.0%
American Airlines Inc, 7.2500%, 2/15/28ž	5,445,000	5,573,618
American Airlines Inc, 8.5000%, 5/15/29ž	4,173,000	4,427,612
Cargo Aircraft Management Inc, 4.7500%, 2/1/28ž	11,493,000	11,016,870
Rand Parent LLC, 8.5000%, 2/15/30ž	6,774,000	6,908,417
Watco Cos LLC / Watco Finance Corp, 7.1250%, 8/1/32ž	4,936,000	5,144,655
		33,071,172
Total Corporate Bonds (cost $543,722,028)		565,263,011
Common Stocks – 2.5%
Health Care Equipment & Supplies – 0.1%
Bausch + Lomb Corp*	32,410	625,189
Health Care Providers & Services – 0.7%
Surgery Partners Inc*	140,823	4,540,133
Hotels, Restaurants & Leisure – 0.3%
Penn National Gaming Inc*	115,823	2,184,422
Household Durables – 0.4%
Beazer Homes USA Inc*	71,644	2,448,075
Technology Hardware, Storage & Peripherals – 0.6%
Dell Technologies Inc	34,809	4,126,259
Trading Companies & Distributors – 0.4%
Beacon Roofing Supply Inc*	28,925	2,499,988
Total Common Stocks (cost $16,337,037)		16,424,066
Preferred Stocks – 0.4%
Consumer Cyclical – 0.4%
Quiksilver Inc¢ (cost $2,633,063)	3,097,721	2,633,063
Convertible Preferred Stocks – 0.4%
Machinery – 0.4%
Chart Industries Inc, 6.7500%, 12/15/25 (cost $2,677,544)	51,765	2,601,191
Investment Companies – 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $22,374,166)	22,368,800	22,373,274
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	5,163,680	5,163,680
Time Deposits – 0.2%
Royal Bank of Canada, 4.8100%, 10/1/24	$1,329,858	1,329,858
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,493,538)		6,493,538
Total Investments (total cost $639,523,729) – 100.2%		660,925,111
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,125,305)
Net Assets – 100%		$659,799,806

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$562,510,970	85.1%
Canada	38,850,331	5.9
Australia	17,470,488	2.6
United Kingdom	10,410,441	1.6
Macao	9,534,227	1.4
Ireland	6,162,609	0.9
Finland	4,978,789	0.8
Jersey	4,520,749	0.7
Zambia	3,358,962	0.5
Israel	1,612,711	0.3
France	1,514,834	0.2
Total	$660,925,111	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$24,224,865	$112,432,774	$(114,285,002)	$1,528	$(891)	$22,373,274	22,368,800	$273,330
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	10,138,314	35,327,492	(40,302,126)	-	-	5,163,680	5,163,680	76,939 ∆
Total Affiliated Investments - 4.2%
	$34,363,179	$147,760,266	$(154,587,128)	$1,528	$(891)	$27,536,954	27,532,480	$350,269

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	234	1/6/25	$48,728,672	$95,062
US Treasury Long Bond	70	12/31/24	8,693,125	(16,406)
Total - Futures Long				78,656
Futures Short:
10 Year US Treasury Note	48	12/31/24	(5,485,500)	15,000
5 Year US Treasury Note	207	1/6/25	(22,745,742)	(27,492)
Ultra 10-Year Treasury Note	83	12/31/24	(9,818,641)	(6,475)
Ultra Long Term US Treasury Bond	1	12/31/24	(133,094)	531
Total - Futures Short				(18,436)
Total				$60,220

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.43, Fixed Rate of 5.00%, Paid	12/20/29	(9,200,000)	USD	$(671,600)	$(13,795)	$(685,395)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Credit default swaps:
Average notional amount - buy protection	$4,600,000
Futures contracts:
Average notional amount of contracts - long	66,166,701
Average notional amount of contracts - short	26,785,285

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $529,639,476, which represents 80.3% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2024 is $2,633,063, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$14,502,714	$-
Bank Loans and Mezzanine Loans	-	30,634,254	-
Corporate Bonds	-	565,263,011	-
Common Stocks	16,424,066	-	-
Preferred Stocks	-	-	2,633,063
Convertible Preferred Stocks	2,601,191	-	-
Investment Companies	-	22,373,274	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,493,538	-
Total Investments in Securities	$19,025,257	$639,266,791	$2,633,063
Other Financial Instruments(a):
Futures Contracts	110,593	-	-
Total Assets	$19,135,850	$639,266,791	$2,633,063
Liabilities
Other Financial Instruments(a):
Futures Contracts	$50,373	$-	$-
Centrally Cleared Swaps	-	13,795	-
Total Liabilities	$50,373	$13,795	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of September 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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